Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($ in thousands)[1]	Compensation Actually Paid to PEO ($ in thousands)[2]	Average Summary Compensation Table Total for Non-PEO NEOs ($ in thousands)[3]	Average Compensation Actually Paid to Non-PEO NEOs ($ in thousands)[4]	Total Shareholder Return[5]	Peer Group Total Shareholder Return[6]	Net Income ($ in thousands)[7]	Revenue ($ in millions)[8]
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2026	$8,078	$(17,943)	$3,398	$(4,641)	$20.57	$160.68	$2,306	$480.59
2025	$10,511	$11,787	$4,125	$4,403	$91.81	$208.62	$(58,527)	$419.81
2024	$8,273	$(240)	$4,252	$1,010	$82.19	$188.24	$(136,885)	$356.30
2023	$7,604	$12,514	$3,664	$5,243	$120.94	$126.57	$(176,146)	$280.91
2022	$8,921	$(15,020)	$3,701	$(209)	$100.61	$150.33	$(118,161)	$213.23

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	This column represents the amount of total compensation reported for principal executive officer ("PEO") Mr. Indig (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation table. Please refer to the Executive Compensation Tables section of this Proxy Statement.This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Indig) in the “Total” column of the Summary Compensation table in each applicable year. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement for the applicable year. The names of each of the NEOs (excluding Mr. Indig) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2026 and 2025, Messrs. Gandhi, Roberts, Linetsky and Ms. Hoffman; (ii) for fiscal 2024, Randy Rasmussen (our former Chief Financial Officer), Messrs. Gandhi, Roberts, Linetsky and Ms. Hoffman; (iii) for fiscal 2023, Messrs. Rasmussen, Roberts and Linetsky and Michael Davidoff; and (iv) for fiscal 2022, Messrs. Rasmussen, Thomas Altier (our former Chief Financial Officer), Roberts and Linetsky and Ms. Hoffman.
Peer Group Issuers, Footnote	This column represents cumulative peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated, and otherwise computed in accordance with Note 5. The peer group used for this purpose is the following published industry index: S&P 1500 Composite Software & Services Index.
PEO Total Compensation Amount	$ 8,078,000	$ 10,511,000	$ 8,273,000	$ 7,604,000	$ 8,921,000
PEO Actually Paid Compensation Amount	$ (17,943,000)	11,787,000	(240,000)	12,514,000	(15,020,000)
Adjustment To PEO Compensation, Footnote

Fiscal Year	Reported Summary Compensation Table Total for PEO ($ in thousands)(a)	Reported Summary Compensation Table Value of PEO Equity Awards ($ in thousands)(b)	Adjusted Value of Equity Awards ($ in thousands)(c)	Compensation Actually Paid to PEO ($ in thousands)
2026	$8,078	$7,563	$(18,458)	$(17,943)
2025	$10,511	$9,996	$11,272	$11,787
2024	$8,273	$7,778	$(735)	$(240)
2023	$7,604	$7,089	$11,999	$12,514
2022	$8,921	$8,191	$(15,750)	$(15,020)

a.This column represents the amount of total compensation reported for Mr. Indig for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation tables section of this Proxy Statement.
b.This column represents the grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. Please refer to the Executive Compensation tables section of the Company’s Proxy Statement.
c.This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year (a “Subject Year”). For a Subject Year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Indig to arrive at “compensation actually paid” to Mr. Indig for that Subject Year, as computed in accordance with Item 402(v) of Regulation S-K. The adjusted amount is determined by adding (or subtracting, as applicable) the following for that Subject Year from the amounts reported in the Summary Compensation Table: (i) the year-end fair value of all equity awards granted in the Subject Year that are outstanding and unvested as of the end of the Subject Year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount of change as of the end of the Subject Year (from the end of the prior fiscal year) in the fair value of all awards granted in prior years that are outstanding and unvested as of the end of the Subject Year; (iii) for awards that are granted and vest in the Subject Year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest at the end or during the Subject Year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the Subject Year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the Subject Year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the Subject Year. The amounts added or subtracted to determine the adjusted amount are as follows:

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year ($ in thousands)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($ in thousands)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($ in thousands)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($ in thousands)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($ in thousands)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($ in thousands)	Adjusted Value of Equity Awards ($ in thousands)
2026	$4,108	$(20,450)	$273	$(622)	$(1,766)	$—	$(18,458)
2025	$9,922	$2,063	$228	$121	$(1,062)	$—	$11,272
2024	$7,189	$(6,297)	$679	$(1,735)	$(585)	$—	$(735)
2023	$6,637	$3,691	$686	$1,072	$—	$—	$11,999
2022	$7,266	$(15,645)	$—	$(7,897)	$—	$—	$(15,750)

Non-PEO NEO Average Total Compensation Amount	$ 3,398,000	4,125,000	4,252,000	3,664,000	3,701,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,641,000)	4,403,000	1,010,000	5,243,000	(209,000)
Adjustment to Non-PEO NEO Compensation Footnote	This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Indig), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Indig) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Indig) for each year to determine the compensation actually paid, using the same adjustment methodology described above in Note 2(c):

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($ in thousands)(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards ($ in thousands)(b)	Average Non-PEO NEO Adjusted Value of Equity Awards ($ in thousands)(c)	Average Compensation Actually Paid to Non-PEO NEOs ($ in thousands)
2026	$3,398	$2,957	$(5,081)	$(4,641)
2025	$4,125	$3,688	$3,966	$4,403
2024	$4,252	$3,285	$176	$1,010
2023	$3,664	$3,238	$4,817	$5,243
2022	$3,701	$3,281	$(629)	$(209)

a.This column represents the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Indig) in the “Total” column of the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation tables section of the Company’s Proxy Statement for the applicable year.
b.This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Indig) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year. Please refer to the Executive Compensation tables section of the Company’s Proxy Statement for the applicable year.
c.This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Indig) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in each applicable year determined using the same methodology described above in Note 2(c). For each year, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Indig) to arrive at “compensation actually paid” to each NEO (excluding Mr. Indig) for that year, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Indig) for that year. The amounts added or subtracted to determine the adjusted average amount are as follows:

Fiscal Year	Average Year End Fair Value of Equity Awards Granted in the Year ($ in thousands)	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at FYE Granted in Prior Years ($ in thousands)	Average Fair Value as of Vesting Date of Equity Awards Granted in the Year and Vested in the Year ($ in thousands)	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($ in thousands)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($ in thousands)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation in the Summary Compensation Table for the Year ($ in thousands)	Adjusted Average Value of Equity Awards ($ in thousands)
2026	$1,649	$(5,849)	$132	$(353)	$(660)	$—	$(5,081)
2025	$3,748	$399	$111	$33	$(325)	$—	$3,966
2024	$3,010	$(2,395)	$310	$(620)	$(102)	$—	$176
2023	$3,035	$1,463	$318	$29	$—	$—	$4,817
2022	$2,683	$(2,980)	$—	$(537)	$—	$—	$(629)

Equity Valuation Assumption Difference, Footnote
The fair value or change in fair value, as applicable, of equity awards was determined by reference to (1) for RSU awards, the closing price of our common stock on the applicable measurement date and (2) for market-conditioned PSU awards, a Monte Carlo simulation as of the applicable measurement date. For stock options, the fair value or change in fair value, as applicable, was determined by reference to the closing price of our common stock on the applicable measurement date as the current market price.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Revenue b.Adjusted EBITDA
Total Shareholder Return Amount	$ 20.57	91.81	82.19	120.94	100.61
Peer Group Total Shareholder Return Amount	160.68	208.62	188.24	126.57	150.33
Net Income (Loss)	$ 2,306,000	$ (58,527,000)	$ (136,885,000)	$ (176,146,000)	$ (118,161,000)
Company Selected Measure Amount	480,590,000	419,810,000	356,300,000	280,910,000	213,230,000
PEO Name	Mr. Indig
Additional 402(v) Disclosure	This column represents the amount of “compensation actually paid” to Mr. Indig, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Indig during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Indig’s total compensation for each year to determine the “compensation actually paid”.This column represents cumulative Company total TSR. TSR is calculated by dividing the sum of the cumulative amount of dividends for each measurement period (fiscal 2021-2022, fiscal 2022-2023, fiscal 2023-2024, fiscal 2024-2025 and fiscal 2025-2026), assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.This column represents the amount of revenue reflected in the Company’s audited financial statements for the applicable year.
Financial Performance Measures

As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for our bonus plan are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
Analysis of the Information Presented in the Pay versus Performance Table

As described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement, the Company’s executive compensation program reflects a pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance (as described in greater detail in the Compensation Discussion and Analysis section of this Proxy Statement), not all of those Company measures are presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,563,000)	$ (9,996,000)	$ (7,778,000)	$ (7,089,000)	$ (8,191,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,458,000)	11,272,000	(735,000)	11,999,000	(15,750,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,108,000	9,922,000	7,189,000	6,637,000	7,266,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,450,000)	2,063,000	(6,297,000)	3,691,000	(15,645,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	273,000	228,000	679,000	686,000	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(622,000)	121,000	(1,735,000)	1,072,000	(7,897,000)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,766,000)	(1,062,000)	(585,000)	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,957,000)	(3,688,000)	(3,285,000)	(3,238,000)	(3,281,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,081,000)	3,966,000	176,000	4,817,000	(629,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,649,000	3,748,000	3,010,000	3,035,000	2,683,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,849,000)	399,000	(2,395,000)	1,463,000	(2,980,000)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,000	111,000	310,000	318,000	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(353,000)	33,000	(620,000)	29,000	(537,000)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(660,000)	(325,000)	(102,000)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0